Significant Accounting Policies (Details) - Schedule of our sales from our product lines - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 71,484,703	$ 65,061,953	$ 63,936,185
Nutraceutical and dietary supplements [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	45,389,702	65,061,953	63,936,185
Online store [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	13,473,626
Internet information and advertising [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	9,245,019
Automobile {[Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 3,376,356